Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consist of the following:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Gift card liability	13	25
Co-op advertising fund liability	99	79
Marketing development brand liability	55	35
Advertising fund liability	37	43
	204	182

Other current liabilities consist of the following:

	December 31,	December 31,
	2022	2021
Gift card liability	$25,432	$27,633
Co-op advertising fund liability	77,811	126,564
Marketing development brand liability	35,424	14,330
Advertising fund liability	42,948	117,561
	$181,615	$286,088